Document And Entity Information	12 Months Ended
Jun. 30, 2025 shares
Document Information
Document Type	40-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Jun. 30, 2025
Entity File Number	001-40381
Entity Registrant Name	New Pacific Metals Corp.
Entity Incorporation, State or Country Code	A1
Entity Address, Address Line One	1066 West Hastings Street
Entity Address, Address Line Two	Suite 1750
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Country	CA
Entity Address, Postal Zip Code	V6E 3X1
City Area Code	604
Local Phone Number	633-1368
Title of 12(b) Security	Common shares, no par value
Trading Symbol	NEWP
Security Exchange Name	NYSE
Annual Information Form	true
Audited Annual Financial Statements	true
Entity Common Stock, Shares Outstanding	171,904,301
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Name	Deloitte LLP
Auditor Location	Vancouver, Canada
Auditor Firm ID	1208
Entity Central Index Key	0001369085
Current Fiscal Year End Date	--06-30
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Amendment Flag	false
Business Contact
Document Information
Contact Personnel Name	DL Services Inc.
Entity Address, Address Line One	Columbia Center
Entity Address, Address Line Two	701 Fifth Avenue, Suite 6100
Entity Address, City or Town	Seattle
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98104-7043
City Area Code	206
Local Phone Number	903-8800